Estimates, Significant Accounting Policies and Balance Sheet Detail (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 29, 2014	Mar. 21, 2014
Inventory Write-down		$ 249
Tangible Asset Impairment Charges		110
ARO Underlying Asset		18
Impairment of Intangible Assets, Finite-lived		24
Asset Retirement Obligation, Legally Restricted Assets, Fair Value		6
Deferred Tax Liabilities, Gross		4,945	$ 4,653
Long-term Debt, Fair Value		33,220	31,680
Goodwill, Period Increase (Decrease)		(392)
Impairment losses		205	370
Goodwill acquired		31	2,340
Goodwill		7,473	7,865	$ 5,894
Long-term Debt		36,968	30,485
Investment In ETP [Member]
Impairment losses		205	370
Goodwill acquired		0	2,340
Goodwill		5,428	7,642	5,856
Liquids Transportation And Services [Member]
Impairment losses		(106)
Interstate Transportation and Storage [Member]
Impairment losses		(99)
Retail Marketing [Member]
Excise Taxes Collected		$ 3,050	2,460	$ 2,220
Amount Reclassed From ASU 2015-17 [Member]
Deferred Tax Liabilities, Gross			$ 85
Susser Merger [Member]
Goodwill					$ 1,734
PVR Acquisition [Member]
Goodwill	[1]					$ 370

[1]	(1)None of the goodwill is expected to be deductible for tax purposes.